Document and Entity Information	12 Months Ended
Mar. 31, 2020
Document Information [Line Items]
Document Type	6-K
Document Period End Date	Mar. 31, 2020
Entity Registrant Name	Alibaba Group Holding Limited
Entity Address, Address Line One	26/F Tower One
Entity Address, Address Line Two	Times Square
Entity Address, Address Line Three	1 Matheson Street
Entity Address, City or Town	Causeway Bay
Entity Address, Country	HK
Entity Central Index Key	0001577552
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	We are furnishing this Current Report on Form 6-K (this "Form 6-K") to reflect changes to the presentation of our financial information as set forth in our Annual Report on Form 20-F for the fiscal year ended March 31, 2020 (the "2020 Form 20-F"), as filed with the Securities and Exchange Commission (the "SEC") on July 9, 2020. The information in this Form 6-K is not an amendment to the 2020 Form 20-F or a restatement of the financial statements included therein. As previously disclosed in our Current Report on Form 6-K, originally furnished to the SEC on August 20, 2020, and our Current Report on Form 6-K, originally furnished to the SEC on November 5, 2020, we reclassified the results of our self-developed online games business, which was previously reported under the innovation initiatives and others segment, to the digital media and entertainment segment because our self-developed online games business has moved beyond the incubation stage. This reclassification conforms to the way that we manage and monitor segment performance. In addition, as previously disclosed in our Current Report on Form 6-K, originally furnished to the SEC on November 5, 2020, we grouped our commission revenue as previously reported into customer management revenue in order to better reflect our value proposition to merchants on our platforms. Customer management revenue, which now includes commission revenue, will continue to be reported under our China commerce retail business within the core commerce segment. All information presented has been recast to reflect these changes. Portions of the following items from the 2020 Form 20-F have been updated and superseded to reflect these changes: Part I, Item 5. Operating and Financial Review and Prospects – A. Operating Results (furnished as Exhibit 99.1) and Part III, Item 18. Financial Statements (furnished as Exhibit 99.2). No items in the 2020 Form 20-F other than those identified above are being updated by this Form 6-K. Information in the 2020 Form 20-F is generally stated as of March 31, 2020 and this Form 6-K does not reflect any subsequent information or events other than the changes noted above. Without limiting the foregoing, this Form 6-K does not purport to update the Operating and Financial Review and Prospects contained in the 2020 Form 20-F for any information, uncertainties, transactions, risks, events, or trends occurring, or known to management, other than the events described above. For a discussion of events and developments subsequent to the filing of the 2020 Form 20-F, please refer to our SEC filings and furnishings since that date. This Form 6-K should be read in conjunction with the 2020 Form 20-F, and any other documents we have filed with or furnished to the SEC subsequent to July 9, 2020.